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APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                             HARTFORD LIFE INSURANCE COMPANY
                                  DC Variable Account -I
                                      P.O. Box 2999
                                Hartford, CT  06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:

     Single Class



 ______________________________________________________________________________
 3. Investment Company Act File Number:


    Securities Act File Number: 33-19944
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee: See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________
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

HARTFORD LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I
SECURITIES ACT FILE NUMBER: 33-19944
                                                    AMOUNT         AMOUNT       NET SOLD /  OFFERING PRICE  AMOUNT OF
                                                     SOLD         REDEEMED      (REDEEMED)    02/12/1996   FILING FEE
---------------------------------------------------------------------------------------------------------------------
Def Comp I 1.25% Cal Social Responsive             2,388,193      1,278,491      1,109,702     2.018379       772.34
Def Comp I 1.25% HVA Money Market Fnd              7,946,557      9,611,164     -1,664,607     2.641941         0.00
Def Comp I 1.25% Hartford Advisers Fund           20,910,853     18,932,547      1,978,306     3.816949     2,603.83
Def Comp I 1.25% Hartford Bond Fund                3,201,635      3,662,178       -460,543     4.127324         0.00
Def Comp I 1.25% Hartford Capital Apprec          17,648,719     11,456,899      6,191,820     5.755127    12,287.83
Def Comp I 1.25% Hartford Dividend & Grw           7,682,042      1,364,996      6,317,046     1.295371     2,821.70
Def Comp I 1.25% Hartford Index Fund               8,147,568      3,687,889      4,459,679     2.528130     3,887.81
Def Comp I 1.25% Hartford Int'l Opportun          17,607,242     20,206,620     -2,599,378     1.366673         0.00
Def Comp I 1.25% Hartford Mortgage Secur           6,060,336      5,775,769        284,567     2.360033       231.58
Def Comp I 1.25% Hartford Stock Fund               7,294,244      7,574,340       -280,096     9.583566         0.00
Def Comp I 1.25% Hartford US Gov't Secur           2,721,739      2,854,696       -132,957     1.842867         0.00
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                                                                                                           22,605.09
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


HARTFORD LIFE INSURANCE COMPANY DC VARIABLE ACCOUNT I
SECURITIES ACT FILE NUMBER:  33-19944               ITEM 9,10      ITEM 12(iii)     ITEM 12(iii)      ITEM 12 (vi)   ITEM 12 (vii)
                                                      Sold          Redeemed       Redeemed-Used      MULTIPLIER        FEE
---------------------------------------------------------------------------------------------------------------------------------
Def Comp I 1.25% Cal Social Responsive             4,820,279       2,580,479        2,580,479           1/2900          773.34
Def Comp I 1.25% HVA Money Market Fnd             20,994,335      25,392,128       20,994,335           1/2900            0.00
Def Comp I 1.25% Hartford Advisers Fund           79,815,659      72,264,566       72,264,566           1/2900        2,603.83
Def Comp I 1.25% Hartford Bond Fund               13,214,185      15,114,995       13,214,185           1/2900            0.00
Def Comp I 1.25% Hartford Capital Apprec         101,570,619      65,935,909       65,935,909           1/2900       12,287.83
Def Comp I 1.25% Hartford Dividend & Grw           9,951,094       1,768,176        1,768,176           1/2900        2,821.70
Def Comp I 1.25% Hartford Index Fund              20,598,111       9,323,463        9,323,463           1/2900        3,887.81
Def Comp I 1.25% Hartford Int'l Opportun          24,063,342      27,615,842       24,063,342           1/2900            0.00
Def Comp I 1.25% Hartford Mortgage Secur          14,302,593      13,631,005       13,631,005           1/2900          231.58
Def Comp I 1.25% Hartford Stock Fund              69,904,869      72,589,187       69,904,869           1/2900            0.00
Def Comp I 1.25% Hartford US Gov't Secur           5,015,803       5,260,825        5,015,803           1/2900            0.00
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                                                 364,250,889     311,476,577      298,696,133                        22,605.09
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